INCOME TAXES - Additional information (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
INCOME TAXES
Uncertain tax positions	$ 0	$ 0
Valuation allowance for deferred taxes	$ 0	$ 0